Stock Award Plans and Stock-based Compensation - Summary of Restricted Stock Activity (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Awarded			6,304,015
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares outstanding, beginning balance	38,269	44,188	0
Number of shares, Awarded		55,092	46,500
Number of shares, Vested	(27,940)	(61,011)	(312)
Number of shares, Canceled			2,000
Number of shares outstanding, ending balance		38,269	44,188
Weighted average grant date fair value outstanding, beginning balance	$ 4.80	$ 6.75
Weighted average grant date fair value, Awarded		3.27	$ 6.75
Weighted average grant date fair value, Vested		4.83	6.75
Weighted average grant date fair value, Canceled			6.75
Weighted average grant date fair value outstanding, ending balance		$ 4.80	$ 6.75
Weighted average remaining contractual life		1 year 4 months 20 days	6 years 9 months